PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31
	2019	2020
Cost:
Laboratory equipment	$3,242	$3,644
Office equipment and furniture	265	265
Computers and software	490	530
Leasehold improvements	1,946	1,953
	5,943	6,392
Less:
Accumulated depreciation and amortization	(3,629)	(4,575)
Property and equipment, net	$2,314	$1,817